Goodwill and Other Intangibles - Summary of Estimated Core Deposits Intangible Amortization (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Summary of estimated core deposit intangible amortization [Abstract]
2023	$ 547
2024	516
2025	487
2026	460
2027	434
2028 and thereafter	107
Total	$ 2,551